Fair Value Measurement- Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2024	Jan. 31, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Held for Trading for Trading Purpose [member]
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	$ 1,597	$ 394	$ 2,166
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	759	0	372
Obligations related to securities sold short [member]
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	1,775	1,002	954
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	2,535	551	22
Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Net gain (loss) net of hedges was realized for FVTPL assets and FVTPL liabilities	$ 7	$ (7)	$ (12)	$ 0	$ (20)